UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II            PERIMETER SMALL CAP
                                                      GROWTH FUND
                                                 OCTOBER 31, 2009
                                                      (UNAUDITED)
-----------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------
 COMMON STOCK - 97.1%**
                                        SHARES          VALUE
                                       --------    --------------
 CONSUMER DISCRETIONARY - 18.1%
    Aaron Rents .....................    63,731    $    1,596,462
    American Public Education * .....    38,072         1,214,497
    Amerigon * ......................   111,053           714,071
    Big Lots * ......................    73,460         1,840,173
    BJ's Restaurants * ..............    98,363         1,569,873
    Buckle ..........................    46,420         1,393,064
    Buffalo Wild Wings * ............    11,710           480,227
    Capella Education * .............    28,810         1,985,009
    Career Education * ..............    59,360         1,237,062
    Carter's * ......................    75,120         1,772,832
    ChinaCast Education * ...........   160,926         1,000,960
    Cooper Tire & Rubber ............   119,570         1,824,638
    Dress Barn * ....................    98,910         1,785,325
    Finish Line, Cl A ...............    71,240           722,374
    Foot Locker .....................   174,840         1,832,323
    Genesco * .......................    69,910         1,822,554
    Grand Canyon Education * ........    98,610         1,599,454
    Gymboree * ......................    34,120         1,452,488
    Helen of Troy * .................    70,520         1,610,677
    hhgregg * .......................   105,538         1,740,322
    Hibbett Sports * ................    62,341         1,168,270
    Iconix Brand Group * ............   143,750         1,676,125
    Imax * ..........................   142,670         1,469,501
    Isle of Capri Casinos * .........    98,063           759,988
    Jarden ..........................    93,410         2,558,500
    JOS A Bank Clothiers * ..........    38,622         1,582,730
    Maidenform Brands * .............   105,420         1,480,097
    Monro Muffler Brake .............    65,290         2,023,337
    National Presto Industries ......    10,390           903,203
    O'Charleys * ....................    97,914           686,377
    Penn National Gaming * ..........    73,620         1,850,071
    PEP Boys-Manny Moe & Jack .......   164,940         1,446,524
    PF Chang's China Bistro * .......    29,240           853,516

THE ADVISORS' INNER CIRCLE FUND II            PERIMETER SMALL CAP
                                                      GROWTH FUND
                                                 OCTOBER 31, 2009
                                                      (UNAUDITED)
-----------------------------------------------------------------
 COMMON STOCK - CONTINUED
                                        SHARES          VALUE
                                       --------    --------------
 CONSUMER DISCRETIONARY - CONTINUED
    Red Robin Gourmet Burgers * .....    17,166    $      286,844
    Shoe Carnival * .................    29,649           445,031
    Steiner Leisure * ...............    35,768         1,321,985
    Steven Madden * .................    33,581         1,360,031
    Ulta Salon Cosmetics &
      Fragrance * ..................     48,386           732,564
    Unifirst ........................    19,373           815,022
    Warnaco Group * .................    43,372         1,757,867
                                                   --------------
                                                       54,371,968
                                                   --------------
 CONSUMER STAPLES - 3.1% ............
    Calavo Growers ..................    92,133         1,644,574
    Central European Distribution * .    40,179         1,249,969
    Chattem * .......................    27,454         1,739,760
    Diamond Foods ...................    47,370         1,428,205
    Flowers Foods ...................    79,495         1,857,003
    Pantry * ........................    94,860         1,338,475
                                                   --------------
                                                        9,257,986
                                                   --------------
 ENERGY - 6.7%
    Bill Barrett * ..................    42,457         1,315,318
    Cal Dive International * ........    81,870           628,762
    Cano Petroleum * ................   469,420           492,891
    Carrizo Oil & Gas * .............    31,570           731,793
    Comstock Resources * ............    49,330         2,026,970
    Core Laboratories ...............    18,070         1,884,701
    EXCO Resources ..................   105,570         1,649,003
    Hercules Offshore * .............   323,597         1,660,053
    Hornbeck Offshore Services * ....    45,469         1,105,351
    Key Energy Services * ...........   155,780         1,138,752
    Natural Gas Services Group * ....    75,311         1,270,496
    North American Energy Partners *    221,747         1,257,305
    Oil States International * ......    47,870         1,648,643
    Penn Virginia ...................    83,060         1,681,965
    Unit * ..........................    45,660         1,784,393
                                                   --------------
                                                       20,276,396
                                                   --------------

THE ADVISORS' INNER CIRCLE FUND II            PERIMETER SMALL CAP
                                                      GROWTH FUND
                                                 OCTOBER 31, 2009
                                                      (UNAUDITED)
-----------------------------------------------------------------
 COMMON STOCK - CONTINUED
                                        SHARES          VALUE
                                       --------    --------------
 FINANCIALS - 5.9%
    Argo Group International
      Holdings * ....................    36,140    $    1,227,314
    Cash America International ......    75,020         2,270,105
    Encore Capital Group * ..........   107,692         1,612,149
    First Cash Financial Services * .    95,270         1,636,739
    First Citizens BancShares, Cl A .     9,280         1,382,720
    Infinity Property & Casualty ....    34,659         1,340,264
    Knight Capital Group, Cl A * ....    38,463           648,102
    MarketAxess Holdings ............    61,365           729,016
    Provident Financial Services ....    53,060           570,395
    Stifel Financial * ..............    38,570         2,004,097
    Tower Group .....................    77,210         1,897,822
    United Community Banks * ........   194,421           789,349
    Waddell & Reed Financial, Cl A ..    55,150         1,547,509
                                                   --------------
                                                       17,655,581
                                                   --------------
 HEALTH CARE - 13.0%
    Air Methods * ...................    24,165           737,999
    Albany Molecular Research * .....    65,278           531,363
    Alexion Pharmaceuticals * .......    45,740         2,031,313
    Alnylam Pharmaceuticals * .......    90,150         1,536,156
    American Medical Systems Holdings * 147,340         2,271,983
    Atrion ..........................     6,790           804,004
    Bruker BioSciences * ............   234,246         2,539,227
    Emergency Medical Services,
      Cl A * ........................    29,434         1,413,421
    Emergent Biosolutions * .........    76,350         1,100,967
    Ensign Group ....................    57,110           844,086
    ev3 * ...........................   122,470         1,442,697
    Genoptix * ......................    50,590         1,760,026
    Greatbatch * ....................    78,277         1,539,708
    Haemonetics * ...................    34,880         1,796,320
    ICU Medical * ...................    15,868           555,380
    Isis Pharmaceuticals * ..........   130,170         1,649,254
    LHC Group * .....................    56,495         1,576,775
    Oculus Innovative Sciences * ....   126,998           260,346

THE ADVISORS' INNER CIRCLE FUND II            PERIMETER SMALL CAP
                                                      GROWTH FUND
                                                 OCTOBER 31, 2009
                                                      (UNAUDITED)
-----------------------------------------------------------------
 COMMON STOCK - CONTINUED
                                        SHARES          VALUE
                                       --------    --------------
 HEALTH CARE - CONTINUED
    Phase Forward * .................   123,375    $    1,617,446
    Psychiatric Solutions * .........    67,493         1,393,055
    Quality Systems .................    29,440         1,796,429
    Sirona Dental Systems * .........    60,360         1,624,288
    STERIS ..........................    65,860         1,927,064
    Synovis Life Technologies * .....   144,623         1,744,153
    Theravance * ....................    43,670           610,070
    United Therapeutics * ...........    10,498           446,585
    US Physical Therapy * ...........    93,981         1,319,493
    Vivus * .........................   287,343         2,270,010
                                                   --------------
                                                       39,139,618
                                                   --------------
 INDUSTRIALS - 17.5%
    Advisory Board * ................    51,647         1,272,582
    Alaska Air Group * ..............    29,135           749,352
    American Science & Engineering ..    28,900         1,910,868
    APAC Customer Services * ........   262,260         1,691,577
    Applied Signal Technology .......    49,388         1,011,960
    Arkansas Best ...................    64,769         1,672,336
    ATC Technology * ................    69,365         1,449,728
    Capstone Turbine * ..............   846,151           989,997
    CBIZ * ..........................   174,669         1,229,670
    Celadon Group * .................   202,599         1,977,366
    Columbus McKinnon * .............   102,785         1,701,092
    Consolidated Graphics * .........    88,100         1,767,286
    CRA International * .............    60,740         1,503,315
    DynCorp International, Cl A * ...   112,910         1,919,470
    EnergySolutions .................   173,012         1,442,920
    EnerSys * .......................    78,520         1,735,292
    FTI Consulting * ................    35,720         1,457,733
    Genco Shipping & Trading ........    72,390         1,439,837
    General Cable * .................    41,360         1,287,950
    GeoEye * ........................    97,001         2,460,915
    GrafTech International * ........   137,820         1,860,570

THE ADVISORS' INNER CIRCLE FUND II            PERIMETER SMALL CAP
                                                      GROWTH FUND
                                                 OCTOBER 31, 2009
                                                      (UNAUDITED)
-----------------------------------------------------------------
 COMMON STOCK - CONTINUED
                                        SHARES          VALUE
                                       --------    --------------
 INDUSTRIALS - CONTINUED
    Harbin Electric * ...............   113,043    $    1,800,775
    Heidrick & Struggles International   19,197           525,230
    HUB Group, Cl A * ...............    82,682         2,055,475
    II-VI * .........................    68,806         1,821,295
    Integrated Electrical Services *     65,498           430,977
    Kansas City Southern * ..........    83,300         2,018,359
    Kforce * ........................   151,845         1,781,142
    Marten Transport * ..............    50,703           889,331
    MasTec * ........................   156,240         1,843,632
    Powell Industries * .............    20,566           756,417
    Simpson Manufacturing ...........    11,243           262,974
    Teledyne Technologies * .........    31,765         1,085,092
    TrueBlue * ......................   152,363         1,843,592
    VSE .............................    20,677           905,446
    Waste Connections * .............    65,070         2,045,150
                                                   --------------
                                                       52,596,703
                                                   --------------
 INFORMATION TECHNOLOGY - 28.7%
    3Com * ..........................   379,376         1,949,993
    Actuate * .......................   166,243           832,877
    Adtran ..........................    70,665         1,628,122
    Advanced Analogic Technologies *    321,540         1,012,851
    Anadigics * .....................   398,720         1,279,891
    ANSYS * .........................    64,239         2,606,819
    Art Technology Group * ..........   458,250         1,887,990
    AsiaInfo Holdings * .............    65,331         1,441,202
    Atheros Communications * ........    62,640         1,542,197
    BigBand Networks * ..............   163,540           605,098
    Blue Coat Systems * .............    91,210         2,032,159
    CACI International, Cl A * ......    46,160         2,198,139
    Clicksoftware Technologies * ....   269,392         1,390,063
    Cogent * ........................   156,163         1,506,973
    Compellent Technologies * .......    89,890         1,648,583
    Comtech Telecommunications * ....    57,675         1,852,521

THE ADVISORS' INNER CIRCLE FUND II            PERIMETER SMALL CAP
                                                      GROWTH FUND
                                                 OCTOBER 31, 2009
                                                      (UNAUDITED)
-----------------------------------------------------------------
 COMMON STOCK - CONTINUED
                                        SHARES          VALUE
                                       --------    --------------
 INFORMATION TECHNOLOGY - CONTINUED
    Convergys * .....................   203,570    $    2,208,734
    Cray * ..........................   189,267         1,411,932
    Cybersource * ...................   136,570         2,237,017
    Ebix * ..........................    15,180           935,088
    EPIQ Systems * ..................   149,865         1,889,798
    GigaMedia * .....................   252,376         1,034,742
    Global Cash Access Holdings * ...   182,440         1,154,845
    Globecomm Systems * .............   191,961         1,297,656
    Hackett Group * .................   334,240         1,042,829
    Infospace * .....................   188,370         1,614,331
    JDA Software Group * ............    85,238         1,691,122
    MIPS Technologies, Cl A * .......   305,510         1,206,764
    Move * ..........................   349,270           716,003
    Net 1 UEPS Technologies * .......    78,850         1,379,086
    Netlogic Microsystems * .........    31,380         1,192,754
    NIC .............................   123,110         1,078,444
    Nice Systems ADR * ..............    85,649         2,652,549
    Novatel Wireless * ..............   171,280         1,527,818
    NVE * ...........................     6,407           239,622
    O2Micro International ADR * .....   425,671         1,868,696
    Open Text * .....................    53,610         1,985,714
    Oplink Communications * .........   113,247         1,679,453
    Pegasystems .....................    59,590         1,708,445
    Perfect World ADR * .............    20,390           897,364
    Plexus * ........................    68,470         1,732,291
    PMC - Sierra * ..................   243,050         2,070,786
    Radiant Systems * ...............   114,216         1,123,885
    Silicon Motion Technology ADR * .   324,380         1,128,842
    Smith Micro Software * ..........   131,912         1,197,761
    Solera Holdings .................    77,960         2,511,871
    Starent Networks * ..............    75,591         2,550,440
    Sybase * ........................    43,993         1,740,363
    TeleCommunication Systems, Cl A *   218,300         1,951,602

THE ADVISORS' INNER CIRCLE FUND II            PERIMETER SMALL CAP
                                                      GROWTH FUND
                                                 OCTOBER 31, 2009
                                                      (UNAUDITED)
-----------------------------------------------------------------
 COMMON STOCK - CONTINUED
                                        SHARES          VALUE
                                       --------    --------------
 INFORMATION TECHNOLOGY - CONTINUED
    Tessera Technologies * ..........    59,785    $    1,321,846
    TriQuint Semiconductor * ........   276,922         1,492,610
    Tyler Technologies * ............   111,000         2,111,220
    Ultimate Software Group * .......    35,140           896,421
    United Online ...................   162,047         1,296,376
    Valueclick * ....................   172,890         1,701,238
    Zoran * .........................   134,938         1,196,900
                                                   --------------
                                                       86,090,736
                                                   --------------
 MATERIALS - 3.0%
    AK Steel Holding ................    52,020           825,557
    Aptargroup ......................    28,329         1,000,297
    Gammon Gold * ...................   198,480         1,615,627
    Silgan Holdings .................    22,710         1,220,663
    Solutia * .......................    85,520           940,720
    Stillwater Mining * .............   253,310         1,570,522
    Thompson Creek Metals * .........   168,380         1,714,108
                                                   --------------
                                                        8,887,494
                                                   --------------
 TELECOMMUNICATION SERVICES - 0.6%
    Syniverse Holdings * ............   104,701         1,793,528
                                                   --------------
 UTILITIES - 0.5%
    Avista ..........................    73,650         1,396,404
                                                   --------------
    TOTAL COMMON STOCK
        (Cost $268,690,451) .........                 291,466,414
                                                   --------------
 SHORT-TERM INVESTMENT - 3.0%
    Union Bank N.A. Money
      Market Fund, 0.020% (A)
        (Cost $9,046,089) ........... 9,046,089         9,046,089
                                                   --------------
    TOTAL INVESTMENTS - 100.1%
        (Cost $277,736,540)+ ........              $  300,512,503
                                                   ==============

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $300,315,774.

* NON-INCOME PRODUCING SECURITY.
** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
   SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A) THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009. ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $277,736,540, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $44,339,184 AND $(21,563,221), RESPECTIVELY.

   FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

PCM-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                         The Advisors' Inner Circle Fund II


By (Signature and Title)             /S/: PHILIP T. MASTERSON
                                     ----------------------------------
                                     Philip T. Masterson
                                     President
Date:    December 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)             /S/: PHILIP T. MASTERSON
                                     -----------------------------------
                                     Philip T. Masterson
                                     President
Date:    December 23, 2009


By (Signature and Title)             /S/: MICHAEL LAWSON
                                     ----------------------------------
                                     Michael Lawson
                                     Treasurer, Controller and
                                     Chief Financial Officer
Date:    December 23, 2009